PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT.
Schedule of property, plant and equipment

	Land,
	buildings and	Technical	Office and
	leasehold	equipment and	other	Assets under
in € thousand	improvements	machinery	equipment	construction	Total
Costs of acquisition or construction:
1/1/2025	235	16,509	15,968	470	33,182
Additions	94	190	159	1,043	1,487
Disposals/Retirements	—	(583)	(43)	—	(625)
Foreign exchange differences	(1)	(186)	(165)	—	(354)
12/31/2025	328	15,928	15,920	1,513	33,690
Accumulated depreciation:
1/1/2025	739	(14,496)	(14,145)	—	(27,902)
Depreciation	(860)	192	(484)	—	(1,151)
Disposals/Retirements	—	544	43	—	586
Foreign exchange differences	1	156	124	—	281
12/31/2025	(121)	(13,604)	(14,461)	—	(28,186)
Carrying amount:
1/1/2025	973	2,013	1,824	470	5,280
12/31/2025	207	2,324	1,459	1,513	5,503

	Land,
	buildings and	Technical	Office and
	leasehold	equipment and	other	Assets under
in € thousand	improvements	machinery	equipment	construction	Total
Costs of acquisition or construction:
1/1/2024	220	16,330	15,386	513	32,449
Additions	14	278	774	53	1,120
Disposals/Retirements	—	(184)	(253)	(96)	(533)
Foreign exchange differences	—	86	61	—	147
12/31/2024	235	16,509	15,968	470	33,182
Accumulated depreciation:
1/1/2024	(71)	(13,314)	(13,359)	—	(26,744)
Depreciation	(21)	(653)	(803)	—	(1,477)
Disposals/Retirements	831	(461)	61	—	432
Foreign exchange differences	—	(68)	(44)	—	(113)
12/31/2024	739	(14,496)	(14,145)	—	(27,902)
Carrying amount:
1/1/2024	149	3,016	2,027	513	5,704
12/31/2024	973	2,013	1,824	470	5,280